Schedule of Investments (unaudited)
June 30, 2023
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
Boeing Co.(a)	191,474	$ 40,431,650
General Dynamics Corp.	76,286	16,412,933
Lockheed Martin Corp.	76,319	35,135,741
Raytheon Technologies Corp.	494,738	48,464,534
		140,444,858
Air Freight & Logistics — 0.7%
FedEx Corp.	78,204	19,386,772
United Parcel Service, Inc., Class B	245,410	43,989,742
		63,376,514
Automobiles — 3.3%
Ford Motor Co.	1,330,646	20,132,674
General Motors Co.	469,714	18,112,172
Tesla, Inc.(a)	912,201	238,786,856
		277,031,702
Banks — 3.7%
Bank of America Corp.	2,347,555	67,351,353
Citigroup, Inc.	659,157	30,347,588
JPMorgan Chase & Co.	989,478	143,909,680
U.S. Bancorp	472,326	15,605,651
Wells Fargo & Co.	1,270,511	54,225,410
		311,439,682
Beverages — 2.0%
Coca-Cola Co.	1,317,852	79,361,048
PepsiCo, Inc.	466,479	86,401,240
		165,762,288
Biotechnology — 1.8%
AbbVie, Inc.	597,382	80,485,277
Amgen, Inc.	180,920	40,167,859
Gilead Sciences, Inc.	422,348	32,550,360
		153,203,496
Broadline Retail — 4.6%
Amazon.com, Inc.(a)	3,022,468	394,008,928
Capital Markets — 1.7%
Bank of New York Mellon Corp.	243,155	10,825,261
BlackRock, Inc.(b)	50,709	35,047,018
Charles Schwab Corp.	503,195	28,521,092
Goldman Sachs Group, Inc.	112,568	36,307,683
Morgan Stanley	441,345	37,690,863
		148,391,917
Chemicals — 0.9%
Dow, Inc.	239,491	12,755,291
Linde PLC	165,777	63,174,299
		75,929,590
Communications Equipment — 0.8%
Cisco Systems, Inc.	1,386,831	71,754,636
Consumer Finance — 0.6%
American Express Co.	201,327	35,071,163
Capital One Financial Corp.	128,837	14,090,903
		49,162,066
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	150,162	80,844,217
Target Corp.	156,279	20,613,200
Walgreens Boots Alliance, Inc.	242,034	6,895,549
Walmart, Inc.	474,921	74,648,083
		183,001,049
Security	Shares	Value
Diversified Telecommunication Services — 1.1%
AT&T Inc.	2,420,609	$ 38,608,714
Verizon Communications, Inc.	1,423,450	52,938,105
		91,546,819
Electric Utilities — 1.3%
Duke Energy Corp.	260,938	23,416,576
Exelon Corp.	337,563	13,752,317
NextEra Energy, Inc.	685,105	50,834,791
Southern Co.	369,204	25,936,581
		113,940,265
Electrical Equipment — 0.2%
Emerson Electric Co.	193,506	17,491,007
Entertainment — 1.4%
Netflix, Inc.(a)	150,520	66,302,555
Walt Disney Co.(a)	618,717	55,239,054
		121,541,609
Financial Services — 5.6%
Berkshire Hathaway, Inc., Class B(a)	603,822	205,903,302
Mastercard, Inc., Class A	283,327	111,432,509
PayPal Holdings, Inc.(a)	377,783	25,209,460
Visa, Inc., Class A	547,742	130,077,770
		472,623,041
Food Products — 0.5%
Kraft Heinz Co.	270,098	9,588,479
Mondelez International, Inc., Class A	461,118	33,633,947
		43,222,426
Ground Transportation — 0.5%
Union Pacific Corp.	206,252	42,203,284
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	588,800	64,190,976
Medtronic PLC	450,475	39,686,848
		103,877,824
Health Care Providers & Services — 2.1%
CVS Health Corp.	434,102	30,009,471
UnitedHealth Group, Inc.	315,246	151,519,838
		181,529,309
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.(a)	12,506	33,770,327
McDonald’s Corp.	247,208	73,769,339
Starbucks Corp.	388,237	38,458,757
		145,998,423
Household Products — 1.7%
Colgate-Palmolive Co.	281,420	21,680,597
Procter & Gamble Co.	798,059	121,097,472
		142,778,069
Industrial Conglomerates — 1.2%
3M Co.	186,793	18,696,112
General Electric Co.	368,718	40,503,672
Honeywell International, Inc.	225,218	46,732,735
		105,932,519
Insurance — 0.3%
American International Group, Inc.	245,068	14,101,213
MetLife, Inc.	217,822	12,313,477
		26,414,690
Interactive Media & Services — 7.8%
Alphabet, Inc., Class A(a)	2,011,599	240,788,400

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C, NVS(a)	1,730,383	$ 209,324,432
Meta Platforms, Inc., Class A(a)	749,030	214,956,629
		665,069,461
IT Services — 1.3%
Accenture PLC, Class A	213,832	65,984,279
International Business Machines Corp.	307,458	41,140,955
		107,125,234
Life Sciences Tools & Services — 1.4%
Danaher Corp.	224,862	53,966,880
Thermo Fisher Scientific, Inc.	130,606	68,143,680
		122,110,560
Machinery — 0.5%
Caterpillar, Inc.	174,499	42,935,479
Media — 0.8%
Charter Communications, Inc., Class A(a)	35,386	12,999,755
Comcast Corp., Class A	1,408,366	58,517,607
		71,517,362
Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	590,078	92,848,773
ConocoPhillips	409,725	42,451,607
Exxon Mobil Corp.	1,368,970	146,822,033
		282,122,413
Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	711,346	45,490,577
Eli Lilly & Co.	266,779	125,114,015
Johnson & Johnson	879,924	145,645,021
Merck & Co., Inc.	859,162	99,138,703
Pfizer, Inc.	1,911,460	70,112,353
		485,500,669
Retail REITs — 0.2%
Simon Property Group, Inc.	110,747	12,789,064
Semiconductors & Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc.(a)	545,260	62,110,566
Broadcom, Inc.	141,169	122,454,226
Intel Corp.	1,412,266	47,226,175
NVIDIA Corp.	837,385	354,230,603
QUALCOMM, Inc.	377,196	44,901,412
Texas Instruments, Inc.	307,327	55,325,006
		686,247,988
Software — 12.5%
Adobe, Inc.(a)	155,314	75,946,993
Security	Shares	Value
Software (continued)
Microsoft Corp.	2,517,625	$ 857,352,018
Oracle Corp.	521,059	62,052,916
Salesforce, Inc.(a)	331,500	70,032,690
		1,065,384,617
Specialized REITs — 0.4%
American Tower Corp.	157,800	30,603,732
Specialty Retail — 1.8%
Home Depot, Inc.	342,887	106,514,418
Lowe’s Cos., Inc.	201,928	45,575,149
		152,089,567
Technology Hardware, Storage & Peripherals — 11.4%
Apple Inc.	5,006,159	971,044,661
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	417,188	46,045,040
Tobacco — 0.9%
Altria Group, Inc.	604,406	27,379,592
Philip Morris International, Inc.	525,565	51,305,655
		78,685,247
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(a)	195,019	27,088,139
Total Long-Term Investments — 99.7% (Cost: $6,841,062,213)		8,488,965,244
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(b)(c)(d)	19,310,995	19,310,995
Total Short-Term Securities — 0.2% (Cost: $19,310,995)		19,310,995
Total Investments — 99.9% (Cost: $6,860,373,208)		8,508,276,239
Other Assets Less Liabilities — 0.1%		4,350,773
Net Assets — 100.0%		$ 8,512,627,012
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P 100 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (1,514) (b)	$ 1,514	$ —	$ —	—	$ 8,100(c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,929,868	4,381,127 (b)	—	—	—	19,310,995	19,310,995	233,731	—
BlackRock, Inc.	33,178,984	1,413,502	(661,035)	194,831	920,736	35,047,018	50,709	252,810	—
				$ 196,345	$ 920,736	$ 54,358,013		$ 494,641	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	105	09/15/23	$ 23,563	$ 671,439
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P 100 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 8,488,965,244	$ —	$ —	$ 8,488,965,244
Short-Term Securities
Money Market Funds	19,310,995	—	—	19,310,995
	$ 8,508,276,239	$ —	$ —	$ 8,508,276,239
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 671,439	$ —	$ —	$ 671,439
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
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